UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  August 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Class A Shares (AASAX)
Class I Shares (AASFX)

August 31, 2010

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	9
SCHEDULE OF INVESTMENTS	12
SCHEDULE OF SECURITIES SOLD SHORT	24
SCHEDULE OF OPTIONS WRITTEN	27
SCHEDULE OF OPEN FUTURES CONTRACTS	28
STATEMENT OF ASSETS AND LIABILITIES	29
STATEMENT OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	31
FINANCIAL HIGHLIGHTS	32
NOTES TO FINANCIAL STATEMENTS	34
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS	45
ADDITIONAL INFORMATION	53

Dear Shareholders:

Since the launch of the Alternative Strategies Mutual Fund (“Fund”) on March 3, 2008, the economic landscape, and the associated investment environment, has been uncertain and volatile.  We continue to believe that the Fund provides investors with a valuable solution to help negotiate these uncertain times.

Performance Review
After a strong market rebound in 2009, market performance thus far in 2010 has struggled due to slower than expected economic growth and persistently high unemployment.  For the six month period ended August 31, 2010, the Class I shares are down 3.45% while the S&P 500 Index is down 4.04%. From a risk perspective, the Fund’s annualized standard deviation for this time period was 8.7%, compared to 21.8% for the S&P 500 Index. We believe the Fund’s superior return versus risk profile is directly attributable to its diversified investment strategy.  Specifically, diversification amongst multiple, alternative investment strategies resulted in exposures, both long and short, in multiple asset classes that was the primary factor behind the Fund’s lower standard deviation. Some of these exposures were more of a factor in the fiscal year-to-date loss. In the First Quarter, foreign and emerging market equities were weak. In the Second Quarter, commodities and short Treasury bond positions, expressed with futures contracts in the Fund’s Global Macro strategy, declined during the market sell-off in May and June, and were responsible for a large portion of the Fund’s losses in the quarter.

We continue to execute an alternative, multi-strategy investment approach to achieve the Fund’s objective of ‘growth with low correlation to traditional market indexes’. As of August 31, 2010, the Fund was invested in six alternative investment strategies: Global Macro, Long/Short Equity, Market Neutral Equity, Emerging Markets, Convertible Bond Arbitrage, and Tactical Opportunity (trading). Global Macro, Long/Short Equity and Market Neutral Equity continue to be the largest capital allocations, followed by Convertible Bond Arbitrage, Emerging Markets, and Tactical Opportunity. The combination of these strategies provides the Fund exposure to multiple asset classes: domestic and foreign equity, domestic and foreign fixed income, commodities, and currencies. Of the six investment strategies in the Fund, the three with more defensive characteristics (Market Neutral Equity, Convertible Bond Arbitrage, Long/Short Equity) were actually profitable for the six months ended August 31, 2010. This diversification, coupled with the fact that the underlying strategies can go long or short, is why we believe the Fund has continued to weather this investment environment successfully.

The Fund started 2010 with moderate ‘net-long’ exposures that resulted from bullish positioning of the underlying strategies. In mid-January, as the market began to struggle from inflation concerns in China and new credit concerns in Europe, foreign equity exposure was reduced with hedges. This lower-risk profile was maintained until March, when global equity markets began to perform better on expectations for superior domestic corporate earnings. In early May, when European credit issues turned sour, hedges were again applied and maintained until late June. As summer approached, our indicators were not confirming the strong bearish investor sentiment that existed, and we became more positive on global equity and commodity markets. When markets turned positive in July, the Fund profited, and then successfully preserved capital in August when markets turned lower.

This year, two new Sub-Advisors were hired for the management of the underlying investment strategies. DuPont Capital Management and Armored Wolf were hired to sub-advise the Emerging Market and Global Macro strategies, respectively. Both of these firms have significant experience in their respective investment disciplines, and we are excited to have them as a part of the portfolio management of the Fund. With the hiring of Armored Wolf, the dedicated commodities strategy managed by Rex Capital was no longer needed as this strategy is a natural part of Armored Wolf’s Global Macro investment approach.

Investment Outlook
There is considerable debate regarding the health of the domestic economy. Of all the economic scenarios that might unfold, we believe the most likely path is for the Federal Reserve (the “Fed”) to continue aggressively using all its monetary policy tools to offset near-term deflation coming from the bursting of the debt bubble. We believe that the Fed’s approach will eventually create the inflation that is needed to help dissolve the mountain of debt that has been created, or at least make it easier to manage (see table). The risk to investors is that the Fed can only do so much, and that fiscal policy will play a critical role in how it all plays out. We believe any ‘anti-growth’ fiscal policy (not extending current tax rates, etc.) could make a difference for the economy and the stock market. At the moment however, most survey results we read reveal that investors are expecting higher taxes on capital gains and dividends next year.

Government Debt % of GDP
	2010	2011 Est.
Austria	78	82
France	92	99
Germany	82	85
Greece	123	130
Ireland	81	93
Italy	127	130
Netherlands	77	82
Portugal	91	97
Spain	68	72
UK	83	94
USA	92	101
Asia	40	41
Source: OECD, IMF, World Bank

In addition to monetary policy, market internals, investor sentiment, and equity valuations continue to be constructive. The warning signs coming from interest rates and historical bull/bear market cycles will be watched closely for growing divergences that would be indicative of the end of this economic cycle and the possible beginning of a new bear market. However, we remain confident that a better economy and market should begin to unfold in the Fourth Quarter of this year. We believe that future inflation is not currently priced correctly and that interest rates are too low (bonds are expensive), reflective more of investor fear than economic reality  We anticipate 10-year Treasury bond yields to normalize between 3% and 3.5% when new economic data confirms a gradual improvement in the economy.

We remain positioned to potentially benefit from the trends and themes we have identified in this market environment. We favor securities and commodities related to emerging markets, which do not carry the level of debt burden of the developed economies. With gold as the early indication, commodities are supportive of the emerging market theme, and their out-performance may be starting to reflect eventual inflationary pressures. Copper, a new favorite indicator for the direction of the economy, also continues to have a positive up-trend.  Other confirming indicators that we are closely watching are the US Dollar and Japanese Yen. A continued decline in the US dollar would confirm our view that emerging market economies present the most attractive investment opportunities for our investors.

We appreciate the continued support of our shareholders.

Opinions expressed are those of the Fund, are subject to change, and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risk and differences in accounting methods. The Fund invests in smaller companies which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities decrease in value when interest rates rise and this risk is greater for longer-term debt securities. Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund’s strategies and potential for high turnover could affect the amount, timing and character of distributions. The Fund will bear its share of the fees and expenses of the underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. Alternative investments may not be suitable for all investors.

The S&P 500 is an unmanaged market-weighted index of 500 of the nation’s largest stocks from a variety of industries. The S&P 500 represents about 80% of the total market value of all stocks on the New York Stock Exchange. Market-weighted means that component stocks are weighted according to the total value of their outstanding shares. You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

Correlation: a statistical measure of how two securities move in relation to each other, a statistical relation between two or more variables such that systematic changes in the value of one variable are accompanied by systematic changes in the other Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction.

Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Must be preceded or accompanied by a prospectus.

Diversification does not assure a profit nor protect against loss in a declining market.

The Alternative Strategies Mutual Fund is distributed by Quasar Distributors, LLC.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/10 – 8/31/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

ALTERNATIVE STRATEGIES MUTUAL FUND
Expense Example (continued)
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/10	8/31/10	3/1/10 – 8/31/10*
Actual**	$1,000.00	$963.30	$13.61
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.34	$13.94

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Including dividends on short positions and interest expense, your actual cost of investing in the Fund would be $16.68.
***	Including dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $17.06.

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/10	8/31/10	3/1/10 – 8/31/10*
Actual**	$1,000.00	$965.50	$12.39
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.60	$12.68

*	Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Including dividends on short positions and interest expense, your actual cost of investing in the Fund would be $15.56.
***	Including dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $15.90.

ALTERNATIVE STRATEGIES MUTUAL FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Fund seeks to achieve its investment objective by investing primarily in both long and short positions in common and preferred stocks and other equity instruments, bonds and other fixed income securities, derivative securities, and other investment companies, including exchange-traded funds (“ETFs”) and money market funds in proportions consistent with the Advisor’s evaluation of their expected risks and returns. In making these allocations the Advisor considers various factors, including macroeconomic conditions, corporate earnings at a macro level, anticipated inflation and interest rates, consumer risk and the status of the market as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Advisor. The Fund’s allocation of portfolio assets as of August 31, 2010 is shown below.

Allocation of Portfolio Assets
% of Net Assets

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A
Investment Highlights (continued)
(Unaudited)

Average Annual Returns as of August 31, 2010(1)
		Since
	One	Inception
	Year	(10/15/08)

Alternative Strategies Mutual Fund – Class A – With Load	(8.59)%	(3.86)%
Alternative Strategies Mutual Fund – Class A – No Load	(3.04)%	(0.76)%
S&P 500 Index	4.91%	10.60%

(1)
With load returns reflect the deduction of the current maximum initial sales load of 5.75%.  Returns without load do not reflect the deduction of the current maximum sales charges.  Had the sale load been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I
Investment Highlights (continued)
(Unaudited)

Average Annual Returns as of August 31, 2010
		Since
	One	Inception
	Year	(3/3/08)
Alternative Strategies Mutual Fund – Class I	(2.68)%	(1.87)%
S&P 500 Index	4.91%	(6.97)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390. The Fund imposes a 2.00% redemption fee on shares held less than thirty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 34.15%
Administrative and Support Services – 0.31%
Ctrip.com International Ltd. – ADR (a)	131	$5,304
Manpower, Inc.	819	34,808
Paychex, Inc. (c)	2,300	57,247

Ambulatory Health Care Services – 0.07%
DaVita, Inc. (a)(c)	350	22,617

Beverage and Tobacco Product Manufacturing – 1.59%
Altria Group, Inc.	5,403	120,595
British American Tobacco PLC – ADR	1,000	67,940
Cia Cervecerias Unidas SA – ADR	1,171	67,848
Coca-Cola Co. (c)	2,000	111,840
Diageo PLC – ADR	1,000	65,500
Molson Coors Brewing Co.	1,500	65,340
		499,063
Broadcasting (except Internet) – 0.11%
CBS Corporation	1,235	17,068
Comcast Corp.	935	16,007
		33,075
Chemical Manufacturing – 1.24%
Bristol-Myers Squibb Co.	3,147	82,074
Eastman Chemical Co.	107	6,586
EI du Pont de Nemours & Company	1,240	50,555
Eli Lilly & Co.	2,347	78,765
Huntsman Corp.	904	8,235
Novartis AG – ADR	1,000	52,490
PPG Industries, Inc.	123	8,097
Sanofi-Aventis SA – ADR	1,800	51,498
Teva Pharmaceutical Industries Ltd. – ADR	1,000	50,580
		388,880
Computer and Electronic Product Manufacturing – 2.35%
Dell, Inc. (a)	2,741	32,261
L-3 Communications Holdings, Inc. (c)	1,350	89,910
LG Display Co., Ltd. – ADR	3,574	50,322
Nokia OYJ – ADR	5,000	42,800
Northrop Grumman Corp.	2,376	128,589
Research In Motion Ltd. (a)(b)	1,000	42,860
Sony Corp. – ADR	2,500	69,975
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	9,634	90,656
Tyco International Ltd. (b)	3,946	147,107
Xilinx, Inc. (c)	1,700	41,055
		735,535

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value

Construction of Buildings – 0.13%
Desarrolladora Homex SAB de CV – ADR (a)	1,500	$41,715

Consumer Services – 0.02%
Melco Crown Entertainment Ltd. – ADR (a)	1,425	5,558

Credit Intermediation and Related Activities – 3.17%
ABSA Group Ltd. – ADR	930	31,225
Banco Bilbao Vizcaya Argentaria SA – ADR	3,500	42,210
Banco Latinoamericano de Comercio Exterior SA (b)	5,000	63,450
Banco Santander SA – ADR	5,500	64,295
The Bank Holdings, Inc. (a)(c)	18,289	165
Bank of America Corp.	2,848	35,457
Barclays PLC – ADR	2,500	46,325
BB&T Corp.	1,722	38,091
Capital One Financial Corp.	1,107	41,911
China Construction Bank Corp. – ADR	604	25,006
Citigroup, Inc. (a)	13,147	48,907
Commercial International Bank Egypt SAE – ADR	5,660	39,337
Credit Suisse Group AG – ADR	1,800	78,984
Grupo Financiero Banorte SAB de CV – ADR	1,116	20,024
HDFC Bank Ltd. – ADR	52	8,310
ICICI Bank Ltd. – ADR	1,366	56,429
Industrial & Commercial Bank of China – ADR (a)	1,210	44,044
Malayan Banking Bhd. – ADR	12,914	69,052
Meritor Savings Bank (a)(c)	41,000	99,220
Regions Financial Corporation	5,280	33,950
Shinhan Financial Group Co., Ltd. – ADR	942	72,195
SunTrust Banks, Inc.	1,619	36,411
		994,998

Crop Production – 0.02%
Cresud SACIF y A – ADR	398	5,500

Electrical Equipment, Appliance, and Component Manufacturing – 0.29%
Harbin Electric, Inc. (a)	3,500	59,115
Jinpan International Ltd. (a)(b)	3,000	33,060
		92,175
Electronics and Appliance Stores – 0.45%
Best Buy Co., Inc.	1,056	33,148
Ingram Micro, Inc. (a)	7,200	108,432
		141,580
Fabricated Metal Product Manufacturing – 0.09%
Cameron International Corp. (a)(c)	800	29,424

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value
Food and Beverage Stores – 0.53%
Kroger Co.	4,596	$90,679
Safeway, Inc.	4,036	75,877
		166,556
Food Manufacturing – 0.38%
JM Smucker Co. (c)	1,500	87,720
Zhongpin, Inc. (a)(b)	2,000	32,000
		119,720
Forestry and Logging – 0.04%
Weyerhaeuser Co.	741	11,634

General Merchandise Stores – 1.41%
Costco Wholesale Corporation	767	43,374
Macy’s, Inc.	1,953	37,966
Sears Holdings Corp. (a)	2,200	136,180
Wal-Mart Stores, Inc. (c)	4,473	224,276
		441,796

Health and Personal Care Stores – 0.28%
McKesson Corporation	1,491	86,553

Heavy and Civil Engineering Construction – 0.63%
Aveng Ltd. – ADR (a)	3,900	40,228
Chicago Bridge & Iron Company NV (a)(b)	3,000	65,340
Fluor Corporation (c)	2,100	93,786
		199,354
Insurance Carriers and Related Activities – 4.37%
ACE Ltd. (b)	3,574	191,102
Aflac, Inc. (c)	1,600	75,600
Allstate Corp.	6,021	166,179
American International Group, Inc. (a)	4,641	157,469
Berkshire Hathaway Inc. (a)	888	69,957
Cincinnati Financial Corp.	1,373	36,632
Humana, Inc. (a)	783	37,419
ING Groep NV – ADR (a)	6,000	53,280
Prudential Financial, Inc. (c)	1,458	73,731
Travelers Companies, Inc.	4,118	201,700
UnitedHealth Group, Inc. (c)	5,596	177,505
WellPoint, Inc. (a)(c)	2,693	133,788
		1,374,362
Management of Companies and Enterprises – 0.10%
Genting Bhd. – ADR	2,000	30,113

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value
Merchant Wholesalers, Nondurable Goods – 0.58%
AmerisourceBergen Corp.	2,925	$79,794
Cardinal Health, Inc.	3,451	103,392
		183,186
Mining (except Oil and Gas) – 2.57%
BHP Billiton Ltd. – ADR (c)	1,600	106,448
Cia de Minas Buenaventura SA – ADR	1,500	62,010
Consol Energy, Inc. (c)	1,600	51,520
Harmony Gold Mining Co., Ltd. – ADR	5,000	50,900
Peabody Energy Corp. (c)	2,000	85,600
Rio Tinto PLC – ADR	1,000	50,430
Southern Copper Corp.	344	10,403
St. Andrew Goldfields Ltd. (a)(b)(c)	250,000	281,334
Thompson Creek Metals Co., Inc. (a)(b)	6,000	51,480
Vale SA – ADR	1,036	27,713
Yanzhou Coal Mining Co., Ltd. – ADR	1,363	28,091
		805,929
Miscellaneous Manufacturing – 0.09%
Coach, Inc. (c)	800	28,672

Motion Picture and Sound Recording Industries – 0.24%
Time Warner, Inc.	2,493	74,740

Nonmetallic Mineral Product Manufacturing – 0.10%
Pretoria Portland Cement Co., Ltd. – ADR	4,000	32,920

Oil and Gas Extraction – 1.57%
Canadian Natural Resource Ltd. (b)	1,200	38,508
CNOOC Ltd. – ADR	393	66,739
Hess Corp.	1,643	82,561
Marathon Oil Corp.	2,050	62,505
PetroChina Co., Ltd. – ADR	677	73,637
PTT Exploration & Production PCL – ADR	3,102	28,448
Sasol Ltd. – ADR	2,487	93,760
Total SA – ADR	1,000	46,650
		492,808
Other Information Services – 0.02%
Baidu, Inc. – ADR (a)	94	7,372

Paper Manufacturing – 0.14%
International Paper Co.	2,156	44,112

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value

Petroleum and Coal Products Manufacturing – 2.31%
BP PLC – ADR	950	$33,088
Chevron Corporation	1,302	96,556
China Petroleum & Chemical Corp. – ADR	641	50,774
ConocoPhillips	2,192	114,927
ENI SPA – ADR	1,000	39,650
Exxon Mobil Corporation (c)	4,441	262,730
Sunoco, Inc.	1,952	65,743
Valero Energy Corporation	3,916	61,755
		725,223
Primary Metal Manufacturing – 0.67%
Alcoa, Inc.	577	5,891
Aluminum Corp. of China Ltd. – ADR (a)	1,820	36,036
POSCO – ADR	592	59,768
Tenaris SA – ADR	693	23,320
Ternium SA – ADR	1,038	34,015
Usinas Siderurgicas de Minas Gerais SA – ADR	2,074	52,575
		211,605
Professional, Scientific, and Technical Services – 0.44%
Cognizant Technology Solutions Group (a)(c)	1,700	97,928
Computer Sciences Corp.	770	30,654
Infosys Technologies Ltd. – ADR	180	10,312
		138,894
Publishing Industries (except Internet) – 1.29%
Intuit Inc. (a)(c)	2,900	124,120
Microsoft Corp. (c)	4,258	99,978
News Corp.	4,725	59,393
News Corp. (c)	5,500	77,550
SAP AG – ADR	1,000	43,540
		404,581
Rail Transportation – 0.25%
CSX Corp. (c)	1,600	79,824

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.48%
CME Group, Inc. (c)	350	86,828
Deutsche Bank AG (b)	1,000	62,680
		149,508
Support Activities for Mining – 0.45%
Diamond Offshore Drilling Inc. (c)	350	20,363
Gazprom OAO – ADR (a)	5,990	122,496
		142,859

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value

Telecommunications – 2.87%
Advanced Info Service PCL – ADR	8,897	$27,581
America Movil SAB de CV – ADR	2,244	104,638
AT&T, Inc.	4,610	124,608
China Mobile Limited – ADR	2,782	142,772
DIRECTV (a)(c)	3,000	113,760
Millicom International Cellular SA (b)	400	36,832
Orascom Telecom Holding SAE – ADR (a)	4,400	20,321
Philippine Long Distance Telephone Co. – ADR	648	34,940
Sprint Nextel Corp. (a)	3,997	16,308
Telefonica SA – ADR (c)	1,000	66,510
Telekomunikacja Polska SA – ADR	6,162	33,559
Time Warner Cable, Inc.	1,251	64,564
Verizon Communications, Inc.	3,942	116,328
		902,721
Transportation Equipment Manufacturing – 0.80%
Empresa Brasileira de Aeronautica SA – ADR	1,932	47,894
General Dynamics Corp. (c)	3,650	203,926
		251,820
Utilities – 1.69%
Cia de Saneamento Basico do Estado de Sao Paulo – ADR	1,637	62,206
Constellation Energy Group, Inc.	1,123	32,938
Edison International	3,879	130,916
Enersis SA – ADR	4,005	88,110
Exelon Corp.	2,058	83,802
NRG Energy, Inc. (a)(c)	2,960	60,147
Siemens AG – ADR	800	72,424
		530,543
Wholesale Electronic Markets and Agents and Brokers – 0.01%
General Metals Corp. (a)(c)	110,000	4,180
TOTAL COMMON STOCKS (Cost $11,200,397)		10,729,064

CONVERTIBLE PREFERRED STOCKS – 0.52%
Food Manufacturing – 0.27%
Bunge Limited (b)	1,000	83,500

Oil and Gas Extraction – 0.25%
Chesapeake Energy Corp.	1,000	80,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $186,367)		163,500

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value

PREFERRED STOCKS – 0.58%
Credit Intermediation and Related Activities – 0.12%
Banco Bradesco SA	375	$6,611
BanColombia SA	400	25,692
Itau Unibanco Holding SA	255	5,500
		37,803
Oil and Gas Extraction – 0.19%
Petroleo Brasileiro SA	2,000	59,120

Telecommunications – 0.08%
Vivo Participacoes SA	1,000	24,000

Utilities – 0.19%
Cia Energetica de Minas Gerais	368	6,079
Cia Paranaense de Energia	2,439	54,244
		60,323
TOTAL PREFERRED STOCKS (Cost $208,921)		181,246

	Principal
	Amount

CONVERTIBLE BONDS – 14.61%
Chemical Manufacturing – 0.94%
Gilead Sciences, Inc.
1.000%, 05/01/2014	$150,000	148,313
Mylan, Inc.
3.750%, 09/15/2015	100,000	146,250
		294,563
Computer and Electronic Product Manufacturing – 0.59%
Comtech Telecommunications Corp.
3.000%, 05/01/2029	200,000	186,000

Credit Intermediation and Related Activities – 0.32%
AmeriCredit Corp.
2.125%, 09/15/2013	100,000	99,625

Electrical Equipment, Appliance,
and Component Manufacturing – 0.87%
General Cable Corp.
4.500%, 11/15/2029	100,000	87,750
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	184,750
		272,500

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Principal
	Amount	Value

Fabricated Metal Product Manufacturing – 0.67%
Alliant Techsystems, Inc.
3.000%, 08/15/2024	$200,000	$211,500

Merchant Wholesalers, Durable Goods – 0.37%
Henry Schein, Inc.
3.000%, 08/15/2034	100,000	115,125

Mining (except Oil and Gas) – 0.41%
Massey Energy Co.
3.250%, 08/01/2015	150,000	130,125

Miscellaneous Manufacturing – 1.21%
American Medical Systems Holdings, Inc.
4.000%, 09/15/2041	200,000	237,500
Kinetic Concepts, Inc.
3.250%, 04/15/2015	150,000	142,500
		380,000
Personal and Laundry Services – 0.81%
Regis Corp.
5.000%, 07/15/2014	200,000	255,500

Plastics and Rubber Products Manufacturing – 0.31%
GenCorp, Inc.
2.250%, 11/15/2024	100,000	96,500

Primary Metal Manufacturing – 1.07%
Sterlite Industries India Ltd. (b)
4.000%, 10/30/2014	200,000	184,000
United States Steel Corporation
4.000%, 05/15/2014	100,000	151,000
		335,000
Professional, Scientific, and Technical Services – 1.14%
Cadence Design System, Inc.
2.625%, 06/01/2015	200,000	219,500
Ciena Corp.
0.875%, 06/15/2017	200,000	138,000
		357,500
Publishing Industries (except Internet) – 1.55%
Concur Technologies, Inc.
2.500%, 04/15/2015	150,000	165,187
CSG Systems International, Inc.
3.000%, 03/01/2017	100,000	98,250

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
Publishing Industries (except Internet) – 1.55% (continued)
Rovi Corp.
2.625%, 02/15/2040	$200,000	$225,500
		488,937
Real Estate – 0.82%
Corporate Office Properties LP
3.500%, 09/15/2026	150,000	148,688
Forest City Enterprises, Inc.
5.000%, 10/15/2016	100,000	108,250
		256,938
Rental and Leasing Services – 0.57%
Exterran Holdings, Inc.
4.250%, 06/15/2014	150,000	178,125

Support Activities for Mining – 0.29%
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025	100,000	91,500

Telecommunications – 1.03%
Equinix, Inc.
4.750%, 06/15/2016	100,000	130,500
NII Holdings, Inc.
3.125%, 06/15/2012	200,000	194,500
		325,000
Transportation Equipment Manufacturing – 1.13%
BorgWarner, Inc.
3.500%, 04/15/2012	150,000	216,000
Ford Motor Company
4.250%, 11/15/2016	100,000	139,250
		355,250
Water Transportation – 0.51%
DryShips, Inc. (b)
5.000%, 12/01/2014	200,000	161,000
TOTAL CONVERTIBLE BONDS (Cost $4,623,825)		4,590,688

CORPORATE BONDS – 7.77%
Broadcasting (except Internet) – 0.70%
Liberty Media Corp.
3.125%, 03/30/2023	200,000	218,500

Credit Intermediation and Related Activities – 0.65%
BOM Capital PLC (b)
6.699%, 03/11/2015	200,000	204,740

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Principal
	Amount	Value

Funds, Trusts, and Other Financial Vehicles – 1.33%
Bumi Capital Pte Ltd. (b)
12.000%, 11/10/2016	$400,000	$418,000

Management of Companies and Enterprises – 0.72%
MTS International Funding Ltd. (b)
8.625%, 06/22/2020	200,000	227,500

Merchant Wholesalers, Durable Goods – 0.65%
Cosan SA Industria e Comercio (b)
8.250%, 02/15/2049	200,000	204,000

Oil and Gas Extraction – 0.69%
Gazprom International SA (b)
7.201%, 02/01/2020	202,896	217,606

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.36%
Kazkommertsbank (b)
8.500%, 04/16/2013	250,000	247,500
Knight Capital Group, Inc.
3.500%, 03/15/2015	200,000	177,750
		425,250
Telecommunications – 1.16%
Axtel SAB de CV (b)
9.000%, 09/22/2019	400,000	364,000

Waste Management and Remediation Services – 0.51%
Covanta Holding Corp.
3.250%, 06/01/2014	150,000	160,313
TOTAL CORPORATE BONDS (Cost $2,403,191)		2,439,909

	Shares
EXCHANGE-TRADED FUNDS – 16.86%
Industrial Select Sector SPDR Fund	12,200	343,918
iShares Dow Jones US Real Estate Index Fund	7,100	361,887
iShares Dow Jones US Telecommunications Sector Index Fund	18,000	360,540
iShares MSCI Brazil Index Fund	2,303	156,028
iShares MSCI Chile Investable Market Index Fund	4,146	280,477
iShares MSCI Emerging Markets Index Fund	5,244	210,127
iShares MSCI Malaysia Index Fund	1,514	19,500
iShares MSCI Mexico Investable Market Index Fund	225	10,820
iShares MSCI Singapore Index Fund	19,000	231,230
iShares MSCI South Africa Index Fund	979	57,174

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 16.86% (continued)
iShares MSCI South Korea Index Fund	3,614	$172,713
iShares MSCI Taiwan Index Fund	7,415	90,092
iShares MSCI Turkey Index Fund	803	48,550
Market Vectors – Gold Miners ETF (c)	20,330	1,090,705
Market Vectors – Indonesia ETF	7,100	539,103
Market Vectors – Poland ETF (a)	3,000	68,353
Market Vectors – Russia ETF	1,801	54,570
SPDR S&P China ETF	612	42,565
SPDR S&P Emerging Middle East & Africa ETF	1,935	122,021
WisdomTree Dreyfus Brazilian Fund	19,000	526,110
WisdomTree India Earnings Fund	22,000	510,180
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,132,168)		5,296,663

CLOSED-END MUTUAL FUNDS – 2.15%
Aberdeen Indonesia Fund, Inc.	3,687	44,908
China Fund, Inc.	1,170	34,234
Greater China Fund, Inc.	8,129	92,752
India Fund, Inc. (a)	3,106	101,877
Korea Fund, Inc. (a)	5,511	203,907
Taiwan Fund, Inc. (a)	8,818	129,272
Thai Fund, Inc.	5,866	69,512
TOTAL CLOSED-END MUTUAL FUNDS (Cost $648,891)		676,462

	Principal
	Amount

US GOVERNMENT NOTE/BONDS – 12.40%
United States Treasury Inflation Indexed Bonds – 9.76%
1.250%, 04/15/2014	$1,029,920	1,078,037
1.375%, 01/15/2020	705,565	737,315
2.375%, 01/15/2025	693,798	797,054
2.125%, 02/15/2040	403,380	454,433
		3,066,839
United States Treasury Notes – 2.64%
1.750%, 07/31/2015	813,000	830,151
TOTAL US GOVERNMENT NOTE/BONDS (Cost $3,793,870)		3,896,990

FOREIGN GOVERNMENT NOTE/BONDS – 2.29%
City Of Buenos Aires (b)
12.500%, 04/06/2015	400,000	421,000
Russian Foreign Bond – Eurobond (b)
3.625%, 04/29/2015	100,000	99,875
Ukraine Government International Bond (b)
6.580%, 11/21/2016	200,000	199,000
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $699,415)		719,875

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Investments (continued)
August 31, 2010 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.04%
NASDAQ 100 Index
Expiration: December, 2010, Exercise Price: $1,700.000	1	$1,645
S&P 500 Index
Expiration: October, 2010, Exercise Price: $1,085.000	1	2,900
Expiration: October, 2010, Exercise Price: $1,120.000	2	8,300
TOTAL PURCHASED OPTIONS (Cost $8,466)		12,845

	Principal
	Amount

SHORT-TERM INVESTMENTS – 9.70%
Money Market Funds – 9.70%
AIM STIT – Liquid Assets Portfolio (c)	$3,047,347	3,047,347
TOTAL SHORT-TERM INVESTMENTS (Cost $3,047,347)		3,047,347
Total Investments (Cost $31,952,858) – 101.07%		31,754,589
Liabilities in Excess of Other Assets – (1.07)%		(335,221)
TOTAL NET ASSETS – 100.00%		$31,419,368

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security
(c)	All or a portion of this security is pledged as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short
August 31, 2010 (Unaudited)

	Shares	Value
3M Co.	1,224	$96,145
Abbott Laboratories	1,931	95,276
Adobe Systems, Inc. (a)	1,110	30,814
Air Products & Chemicals, Inc.	92	6,811
Allergan, Inc.	496	30,464
Alliant Techsystems, Inc.	1,700	112,030
Amazon.com, Inc.	679	84,760
American Electric Power Co, Inc.	664	23,512
American Medical Systems Holdings, Inc.	8,200	149,404
AmeriCredit Corp.	1,800	43,560
Amgen, Inc.	1,854	94,628
AOL, Inc.	200	4,444
Apache Corp.	971	87,244
Apple, Inc.	965	234,852
Boeing Co.	1,264	77,268
BorgWarner, Inc.	3,650	159,322
Broadcom Corp.	887	26,583
Bunge Limited (a)	650	34,450
Cadence Design System, Inc.	18,500	125,800
Caterpillar Inc.	1,467	95,590
Celgene Corp.	746	38,434
Chesapeake Energy Corp.	1,550	32,054
Ciena Corp.	2,100	26,187
Cisco Systems, Inc.	6,243	125,172
Cliffs Natural Resources, Inc.	113	6,914
Colgate-Palmolive Co.	1,086	80,190
Comtech Telecommunications Corp.	2,475	50,416
Concur Technologies, Inc.	2,000	93,540
Corning, Inc.	3,296	51,681
Covanta Holding Corp.	5,300	76,373
CSG Systems International, Inc.	2,850	52,155
CVS Caremark Corporation	3,362	90,774
Dominion Resources, Inc.	791	33,823
The Dow Chemical Company	1,793	43,695
DryShips, Inc. (a)	18,000	73,080
Duke Energy Corp.	1,404	24,135
Ecolab, Inc.	139	6,589
EOG Resources, Inc.	875	76,011
Equinix, Inc.	950	86,649
Express Scripts, Inc.	887	37,786
Exterran Holdings, Inc.	5,200	115,076
Ford Motor Company	9,000	101,610
Forest City Enterprises, Inc.	5,350	60,294
Freeport-McMoRan Copper & Gold Inc.	109	7,846
General Cable Corp.	2,300	51,175
General Electric Co.	7,914	114,595

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2010 (Unaudited)

	Shares	Value
General Mills, Inc.	968	$35,003
Genzyme Corp.	477	33,442
Gilead Sciences, Inc.	2,815	89,686
Goldman Sachs Group, Inc.	924	126,533
Google, Inc.	310	139,506
Greatbatch, Inc.	2,400	52,680
Halliburton Co.	2,594	73,177
Henry Schein, Inc.	2,157	113,890
Hewlett-Packard Co.	1,131	43,521
Intel Corp.	2,973	52,682
International Business Machines Corp.	69	8,503
Johnson & Johnson	912	52,002
JPMorgan Chase & Co.	2,848	103,553
Kinetic Concepts, Inc.	1,600	51,072
Knight Capital Group, Inc.	5,450	64,746
Massey Energy Co.	500	14,375
Mastercard, Inc.	167	33,126
McDonald’s Corporation	2,407	175,855
Medtronic, Inc.	2,398	75,489
Merck & Co., Inc.	4,411	155,091
Monsanto Company	924	48,649
Morgan Stanley	5,235	129,252
Mylan, Inc.	6,000	102,960
Newmont Mining Corp.	1,045	64,079
NextEra Energy, Inc.	569	30,572
NIKE, Inc.	601	42,070
Occidental Petroleum Corporation	1,530	111,812
Oracle Corp.	6,004	131,368
PepsiCo, Inc.	1,598	102,560
Pfizer, Inc.	9,146	145,696
Philip Morris International, Inc.	2,214	113,888
Praxair, Inc.	597	51,360
Procter & Gamble Co.	2,718	162,183
QUALCOMM, Inc.	2,305	88,305
Regis Corp.	9,950	166,862
Rovi Corp.	2,950	128,355
Schlumberger Ltd. (a)	2,132	113,700
Simon Property Group Inc.	1,361	123,102
Southern Co.	1,039	38,121
Sterlite Industries India Ltd. – ADR	4,300	55,384
Target Corp.	916	46,863
Time Warner Cable, Inc.	500	25,805
Time Warner, Inc.	2,100	62,958
Union Pacific Corp.	631	46,025
United States Steel Corporation	2,600	110,526
Visa, Inc.	545	37,594

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Securities Sold Short (continued)
August 31, 2010 (Unaudited)

	Shares	Value
The Walt Disney Company	2,077	$67,689
Wells Fargo & Company	5,434	127,971
Yum Brands, Inc.	1,080	45,036
TOTAL SECURITIES SOLD SHORT (Proceeds $7,663,476)		$7,183,888

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Foreign security

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Options Written
August 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Cotton
Expiration: December, 2010, Exercise Price: $85.00	1	$2,340
TOTAL OPTIONS WRITTEN (Premiums received $1,262)		$2,340

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Schedule of Open Futures Contracts
August 31, 2010 (Unaudited)
	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)

E-mini MSCI EAFE	5	September-10	$(1,340)
Soybean Oil	1	December-10	1,227
S&P 500 E-mini	6	September-10	11,135
Heating Oil	1	October-10	2,656
Soybean	1	November-10	759
Wheat	1	March-11	147
Natural Gas	1	October-10	5,683
US 10 Year Note	12	December-10	(4,522)
US Long Bond	11	December-10	(30,012)
TOTAL FUTURES CONTRACTS SOLD			$(14,267)

	Number		Unrealize
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Corn	1	December-10	$947
US 5 Year Note	12	December-10	9,166
Lumber	1	November-10	(1,027)
Gold 100 oz.	2	December-10	11,145
Red Wheat	1	March-11	(91)
Natural Gas	1	January-11	(8,333)
S&P 500 E-mini	25	September-10	(7,911)
Mexican Peso	3	September-10	(2,521)
TOTAL FUTURES CONTRACTS PURCHASED			$1,375

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Assets and Liabilities

August 31, 2010 (Unaudited)
Assets
Investments, at value (cost $31,952,858)	$31,754,589
Dividends and interest receivable	186,673
Deposit for short sales at broker	5,827,814
Deposit for futures at broker	1,073,026
Receivable for investments sold	79,044
Other assets	18,221
Total Assets	38,939,367
Liabilities
Securities sold short, at market value (proceeds $7,663,476)	7,183,888
Written options, at market value (premiums received $1,262)	2,340
Payable for Fund shares redeemed	119,363
Payable for investments purchased	63,451
Dividends and interest payable on short positions	11,877
Payable to Custodian	619
Payable to Advisor	42,797
Payable to affiliates	71,254
Accrued distribution fees	1,822
Accrued expenses and other liabilities	22,588
Total Liabilities	7,519,999
Net Assets	$31,419,368

Net Assets Consist Of:
Paid-in capital	32,797,710
Accumulated net investment loss	(141,846)
Accumulated net realized loss	(1,503,837)
Net unrealized appreciation (depreciation) on:
Investments	(202,648)
Short transactions	479,588
Futures contracts	(12,892)
Options contracts	3,301
Foreign currency translation	(8)
Net Assets	$31,419,368

Class A Shares
Net Assets	2,205,266
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	150,091
Net asset value and redemption price per share(1)	$14.69
Maximum offering price per share ($14.69/0.9425)	$15.59

Class I Shares
Net Assets	29,214,102
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,375,529
Net asset value and redemption price per share(1)	$12.30

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statement of Operations

For the Six Months Ended August 31, 2010 (Unaudited)

Investment Income
Dividend income(1)	$213,973
Interest income(2)	175,143
Total Investment Income	389,116

Expenses
Advisory fees	328,006
Dividends on short positions	58,084
Interest expense	49,541
Transfer agent fees and expenses	30,888
Administration fees	23,400
Fund accounting fees	16,183
Audit and tax fees	15,757
Federal and state registration fees	15,185
Custody fees	14,101
Legal fees	12,552
Chief Compliance Officer fees and expenses	6,353
Distribution Fees – Class A	3,326
Reports to shareholders	2,856
Trustees’ fees and related expenses	2,810
Other expenses	2,777
Total Expenses	581,819
Less waivers and reimbursement by Advisor	(50,244)
Net Expenses	531,575

Net Investment Loss	(142,459)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	135,215
Option contracts expired or closed	7,805
Short transactions	(518,972)
Futures contracts closed	(1,683,405)
Change in net unrealized appreciation/depreciation on:
Investments	(60,400)
Short transactions	838,020
Futures contracts	144,212
Options contracts	3,301
Foreign currency translation	(8)
Net Realized and Unrealized Gain (Loss) on Investments	(1,134,232)
Net Decrease in Net Assets from Operations	$(1,276,691)

(1)	Net of $12,199 in withholding tax.
(2)	Net of $619 in withholding tax.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND

Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2010	Year Ended
	(Unaudited)	February 28, 2010
From Operations
Net investment loss	$(142,459)	$(202,962)
Net realized gain (loss) from
Investments	135,215	2,399,905
Foreign currency translation	—	47
Option contracts expired or closed	7,805	—
Short transactions	(518,972)	(968,956)
Futures contracts closed	(1,683,405)	(217,818)
Change in net unrealized
appreciation (depreciation) on:
Investments	(60,400)	1,138,578
Short transactions	838,020	(790,254)
Futures contracts	144,212	(103,840)
Options contracts	3,301	—
Foreign currency translation	(8)	—
Net increase (decrease) in net
assets from operations	(1,276,691)	1,254,701

From Distributions
Net investment income – Class A	—	—
Net investment income – Class I	—	(1,885)
Net decrease in net assets resulting
from distributions paid	—	(1,885)

From Capital Share Transactions
Proceeds from shares sold – Class A	458,653	2,884,045
Proceeds from shares sold – Class I	4,769,665	21,648,977
Net asset value of shares issued in reinvestment
of distributions to shareholders – Class A	—	—
Net asset value of shares issued in reinvestment
of distributions to shareholders – Class I	—	1,331
Payments for shares redeemed – Class A(1)	(1,248,100)	(306,284)
Payments for shares redeemed – Class I(2)	(4,576,141)	(3,834,577)
Net increase (decrease) in net assets
from capital share transactions	(595,923)	20,393,492
Total Increase (Decrease) in Net Assets	(1,872,614)	21,646,308

Net Assets
Beginning of period	33,291,982	11,645,674
End of period	$31,419,368	$33,291,982

(1)	Net of redemption fees of $155 for the six months ended August 31, 2010.
(2)	Net of redemption fees of $567 and $648 for the six months ended August 31, 2010 and the year ended February 28, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	August 31, 2010	February 28,	February 28,
	(Unaudited)	2010	2009(1)
Net Asset Value, Beginning of Period	$15.25	$13.83	$15.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.08)	(0.21)	0.03
Net realized and unrealized
gain (loss) on investments	(0.48)	1.63	(1.23)
Total from Investment Operations	(0.56)	1.42	(1.20)

Less distributions paid:
From net investment income	—	—	(0.09)
Total distributions paid	—	—	(0.09)
Paid-in capital from redemption fees (Note 2)	0.00 (6)	—	0.12
Net Asset Value, End of Period	$14.69	$15.25	$13.83
Total Return(3)	(3.67)%	10.27%	(7.19)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$2,205	$3,109	$377

Ratio of expenses to average net assets:
Before waiver and
expense reimbursement(4)(5)	3.66%	4.23%	6.63%
After waiver and
expense reimbursement(4)(5)	3.37%	3.33%	3.18%

Ratio of net investment loss
to average net assets:
Before waiver and
expense reimbursement(5)	(1.40)%	(2.28)%	(2.80)%
After waiver and
expense reimbursement(5)	(1.11)%	(1.38)%	0.65%

Portfolio turnover rate(3)	145.62%	438.22%	347.24%

(1)	Class A commenced operations on November 5, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 3.04% and 2.75%, 3.65% and 2.75%, and 6.20% and 2.75% for the period ended August 31, 2010, for the year ended February 28, 2010 and the period ended February 28, 2009, respectively.

(5)	Annualized for periods less than one year.
(6)	Less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND — CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	August 31, 2010	February 28,	February 28,
	(Unaudited)	2010	2009(1)
Net Asset Value, Beginning of Period	$12.74	$11.53	$13.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)	(0.13)	0.08
Net realized and unrealized
gain (loss) on investments	(0.39)	1.34	(1.45)
Total from Investment Operations	(0.44)	1.21	(1.37)

Less distributions paid:
From net investment income	—	0.00 (6)	(0.10)
Total distributions paid	—	0.00 (6)	(0.10)
Paid-in capital from redemption fees (Note 2)	0.00 (6)	0.00 (6)	—
Net Asset Value, End of Period	$12.30	$12.74	$11.53
Total Return(3)	(3.45)%	10.51%	(10.59)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$29,214	$30,183	$11,269

Ratio of expenses to average net assets:
Before waiver and
expense reimbursement(4)(5)	3.44%	3.95%	4.73%
After waiver and
expense reimbursement(4)(5)	3.14%	3.05%	2.95%

Ratio of net investment loss
to average net assets:
Before waiver and
expense reimbursement(5)	(1.12)%	(1.91)%	(1.11)%
After waiver and
expense reimbursement(5)	(0.82)%	(1.01)%	0.67%

Portfolio turnover rate(3)	145.62%	438.22%	347.24%

(1)	Class I commenced operations on March 3, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 2.80% and 2.50%, 3.40% and 2.50%, and 4.54% and 2.76% for the period ended August 31, 2010, for the year ended February 28, 2010 and the period ended February 28, 2009, respectively.

(5)	Annualized for periods less than one year.
(6)	Less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements
August 31, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alternative Strategies Mutual Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long term capital appreciation with low correlation to broad market indices. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 3, 2008. Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I. Class A shares commenced operations November 5, 2008. Class A shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accredited or amortized on a straight-line basis until maturity.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market, and/or world events cause the Advisor to believe that a security’s last sale price or NOCP may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2010:

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Administrative and Support	$97,359		$—	$$97,359
Agriculture, Forestry,
Fishing and Hunting	17,134	—	—	17,134
Arts, Entertainment,
and Recreation	5,558	—	—	5,558
Construction	241,069	—	—	241,069
Finance and Insurance	2,467,595	89,076	—	2,556,671
Health Care and
Social Assistance	22,617	—	—	22,617
Information	1,392,610	53,880	—	1,446,490
Investment Companies	5,843,853	129,272	—	5,973,125
Management of Companies
and Enterprises	30,113	—	—	30,113
Manufacturing	3,209,589	—	—	3,209,589
Mining, Quarrying, and Oil
and Gas Extraction	1,585,327	28,448	—	1,613,775
Professional, Scientific, and
Technical Services	138,894	—	—	138,894
Retail Trade	836,485	—	—	836,485
Transportation and
Warehousing	79,824	—	—	79,824
Utilities	590,866	—	—	590,866
Wholesale Trade	187,366	—	—	187,366
Total Equity	16,746,259	300,676	—	17,046,935
Fixed Income
Foreign Bonds	—	719,875	—	719,875
US Government Note/Bonds	—	3,896,990	—	3,896,990
Convertible Bonds	—	4,590,688	—	4,590,688
Corporate Bonds	—	2,439,909	—	2,439,909
Total Fixed Income	—	11,647,462	—	11,647,462
Purchased Options	12,845	—	—	12,845
Short-Term Investments	3,047,347	—	—	3,047,347
Total Investments
in Securities	$19,806,451	$11,948,138	$—	$31,754,589
Liabilities:
Written Options	$2,340	$—	$—	$2,340
Futures Contracts	$(12,892)	$—	$—	$(12,892)
Short Sales	$(7,183,888)	$—	$—	$(7,183,888)

*	Futures Contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents net unrealized depreciation on futures contracts purchased and sold.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

In March 2008, Statement of Financial Accounting Standards “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for fiscal years beginning after November 15, 2008. Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in Derivative Instruments, including futures contracts on commodities and stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.

Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund’s investment in commodity futures may produce income that will not qualify as good income under the gross income requirements for the Fund to qualify as a regulated investment company.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of August 31, 2010 was as follows:

Derivatives not accounted for	Statement of Assets
as hedging instruments	& Liabilities Location	Fair Value
Futures Contracts	Assets; Deposits for
	futures at broker	$(12,892)
Written Options	Liabilities; Written options	(2,340)
Purchased Options	Assets; Investments at value	12,845
Total		$(2,387)

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended August 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for	Statement of	Six Months Ended
as hedging instruments	Operations Location	August 31, 2010
Futures Contracts	Net realized gain (loss)
	on futures contracts closed	$(1,683,405)
Written Options	Net realized gain (loss) from
	options contracts closed or expired	13,828
Purchased Options	Net realized gain (loss)
	on purchased options	(6,023)
Total		$(1,675,600)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for	Statement of	Six Months Ended
as hedging instruments	Operations Location	August 31, 2010
Futures Contracts	Net change in unrealized
	appreciation/depreciation
	on futures contracts	$144,212
Written Options	Net change in unrealized
	appreciation/depreciation on
	options contracts closed or expired	(1,078)
Purchased Options	Net change in unrealized
	appreciation/depreciation
	on purchased options	4,379
Total		$147,506

(b) Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

(c)Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the current value of the option written. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

(e)Futures

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.

(f)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(g)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(h)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

(i)Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $155 and $567 were charged on Class A and Class I shares, respectively, during the six months ended August 31, 2010.  Redemption fees of $648 were charged on Class I shares during the year ended February 28, 2010.

(j)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(k)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

Distributions paid to shareholders for the year ended February 28, 2010 and the period ended February 28, 2009 were as follows:

	Ordinary Income	Long-term Capital Gains
February 28, 2010	$1,885	$0
February 28, 2009	$93,358	$0

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$32,673,293
Gross tax unrealized appreciation	$790,691
Gross tax unrealized depreciation	(1,520,305)
Net tax unrealized depreciation	$(729,614)
Undistributed ordinary income	$790,088
Undistributed long-term capital gain	—
Total distributable earnings	$790,088
Other accumulated gains/(losses)	$(162,125)
Total accumulated earnings/(losses)	$(101,651)

The difference between book basis and tax basis of investments relates to wash sale deferrals and outstanding partnership adjustments.

During the year ended February 28, 2010, the Fund utilized capital loss carryovers of $181,668.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated Net Investment Income	$206,003
Accumulated Net Realized Gain/(Loss)	(206,415)
Paid-In Capital	412

At February 28, 2010, the Fund deferred, on a tax basis, post-October losses of $151,014.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2010. At February 28, 2010, the fiscal years 2009-2010 remain open to examination in the Fund’s major tax jurisdictions.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 2.75% for Class A shares and 2.50% for Class I shares (the “Expense Limitation Cap”) with respect to the average daily net assets for each share class. For the six months ended August 31, 2010, expenses of $50,244 incurred by the Fund were waived or reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$156,549
2012	$173,703
2013	$50,244

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and the below listed sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Armored Wolf, LLC
Dunham & Associates Investment Counsel, Inc.
DuPont Capital Management Corporation
Research Affiliates, LLC
Sage Capital Management, LLC

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class A shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended August 31, 2010, the Fund accrued expenses of $3,326 pursuant to the 12b-1 Plan. As of August 31, 2010, $1,822 was available for future 12b-1 expenses.

ALTERNATIVE STRATEGIES MUTUAL FUND
Notes to Financial Statements (continued)
August 31, 2010 (Unaudited)

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
Class A	August 31, 2010	February 28, 2010
Shares sold	30,534	196,910
Shares redeemed	(84,359)	(20,252)
Net increase	(53,825)	176,658

	Six Months Ended	Year Ended
Class I	August 31, 2010	February 28, 2010
Shares sold	375,425	1,693,186
Shares issued to holders in
reinvestment of distributions	—	103
Shares redeemed	(368,496)	(301,643)
Net increase	6,929	1,391,646

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2010, were $44,589,733 and $41,993,676 respectively. There were no purchases or sales of U.S. government securities for the Fund.

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 10, 2010, to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Alternative Strategies Mutual Fund (the “Fund”), a series of the Trust, and Ascentia Capital Partners, LLC, the Fund’s investment advisor (the “Advisor”), and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Advisor and the following sub-advisors (referred to collectively as the “Sub-Advisors”) for the Fund.

•  Research Affiliates, LLC (“Research Affiliates”); and
•  Sage Capital Management, LLC (“Sage Capital”).

In addition, on April 20, 2010, the Trustees met to consider the approval of a new Investment Sub-Advisory Agreement for the Fund between the Advisor and Armored Wolf, LLC (“Armored Wolf” and such Investment Sub-Advisory Agreement, the “Armored Wolf Sub-Advisory Agreement”).

DISCUSSION OF FACTORS CONSIDERED REGARDING THE RENEWAL OF THE ADVISORY AGREEMENT

In advance of the August 10, 2010, meeting, the Trustees requested and received materials to assist them in considering the Advisory Agreement and the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreements and comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund.  The materials also included detailed comparative information regarding the Fund’s performance, due diligence materials relating to the Advisor and the Sub-Advisors (including due diligence questionnaires completed by the Advisor and each of the Sub-Advisors, the Advisor’s and Sub-Advisors’ Forms ADV, select financial information of the Advisor, bibliographic information regarding the Advisor’s and the Sub-Advisors’ key management and investment advisory personnel, comparative fee information relating to the Fund and a compilation of the key policies and procedures comprising the Advisor’s written compliance program) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to their consideration of the renewal of the Advisory Agreement and the Sub-Advisory Agreements including performance, advisory fee and other expense information.  Based on their evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Advisory Agreement and each of the Sub-Advisory Agreements with respect to the Fund until August 31, 2011.

In considering the continuation of the Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund under a “manager of managers” structure, as well as the qualifications, experience and responsibilities of the portfolio managers at Armored Wolf, Dunham & Associates Investment Counsel, Inc. (“Dunham”), DuPont Capital Management Corporation (“DuPont”), Research Affiliates, and Sage Capital involved in the day-to-day activities of the Fund.  The Trustees considered the fact that the Advisor had chosen the Fund’s investment strategy and had selected Armored Wolf, Dunham, DuPont, Research Affiliates, and Sage Capital to make the day-to-day investment decisions for the Fund.  In addition, the Trustees noted that Armored Wolf, Dunham, DuPont, Research Affiliates, and Sage Capital would be subject to continuous review and ongoing oversight by the Advisor’s compliance staff, and their hiring, termination or replacement would be based on the Advisor’s recommendations, subject to the Trustees’ approval.  The Trustees noted that they had previously reviewed the structure of the Advisor’s compliance policies and procedures, as well as those of Armored Wolf, Dunham, DuPont, Research Affiliates, and Sage Capital, and had reviewed the information provided by the Advisor in response to the TPM Due Diligence Questionnaire as well as other information provided by the Advisor and the Sub-Advisors and provided to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Advisor.  The Trustees considered the Advisor’s handling of compliance matters, including the reports provided to the Trustees and the presentation by Messrs. McCarty and Lowden at the October 23, 2009 and January 18, 2010 meetings of the Trustees on the effectiveness of the Advisor’s compliance program with respect to the Fund and the Advisor’s review and enhancement of its compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund under a “manager of managers” structure, and that the nature, overall quality and extent of the management services to be provided by the Advisor to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR AND THE FUND.

In assessing the portfolio management services provided by the Advisor under the “manager of managers” structure, the Trustees considered information provided to them on a quarterly basis relating to the performance of assets allocated to Armored Wolf, Dunham, DuPont, Research Affiliates and Sage Capital during the past year, as well as the overall performance of the Fund on both a short-term and long-term basis.  The Trustees noted in particular the report and presentation provided to them by Messrs. McCarty and Lowden at the October 23, 2009, meeting of the Trustees as well as the performance information submitted by the Advisor in the materials provided to the Trustees in connection with their January 18, 2010, meeting.  The Trustees reviewed the allocation of the Fund’s assets to each Sub-Advisor and performance of

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

each Sub-Advisor, Armored Wolf, Dunham and DuPont.  The Trustees noted that the Fund had underperformed its benchmark for the one-year period ended May 31, 2010, but had outperformed its benchmark since its inception.  The Trustees concluded that the performance obtained by each Sub-Advisor, Armored Wolf, Dunham and DuPont, as well as the overall performance of the Fund under the management of the Advisor, was satisfactory under current market conditions.  The Trustees also reviewed and considered the information relating to the Advisor set forth in the Fund’s prospectus and statement of additional information, and recalled that they had previously reviewed and considered the qualifications, background and experience of the staff of the Advisor as set forth in the Advisor’s Form ADV.  Accordingly, the Trustees concluded that the Advisor had the necessary expertise and resources to select and manage Armored Wolf, Dunham, DuPont, Research Affiliates, and Sage Capital to provide investment sub advisory services to the Fund in accordance with its investment objective and strategy.  The Trustees determined that the Fund and its shareholders would continue to benefit from the Advisor’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees with respect to the Fund.  The Trustees considered the cost structure of the Fund relative to its peer group of long/short equity funds based on data constructed by the Advisor and Lipper, Inc. and provided to the Trustees, as well as the proposed fee waivers and expense reimbursements agreed to by the Advisor.  The Trustees also considered the level of profits that could be expected to accrue to the Advisor with respect to the Fund based on profitability reports reviewed by the Trustees and the selected financial statements of the Advisor included in the materials submitted to the Trustees in connection with the August 10, 2010, meeting.  The Trustees noted that the Fund’s contractual management fee of 1.95% was higher than the peer group median of 1.20%, but was lower than the peer group high of 2.25%.  The Trustees noted that the higher management fee was related to the “manager of managers” structure and was reasonable when the proposed fee waivers and expense reimbursements of the Advisor were applied to the Fund’s overall expenses.  Due primarily to the Fund’s higher management fee, the Fund’s total expense ratio, after waivers, was the highest of its peer group and was higher than the peer group average or median total expense ratios.  The Trustees noted that the Fund’s total expenses were capped at 2.50% and 2.75% for its Class I and Class A shares, respectively.

The Trustees concluded that the advisory fees and expense cap for the Fund were reasonable in light of the Fund’s “manager of managers” structure because the Advisor is responsible for the sub-advisory fees payable to the Sub-Advisors out of the Advisor’s contractual advisory fee paid to it by the Fund.  In addition, the Trustees considered that the Advisor was currently responsible for monitoring five different Sub-Advisors for the Fund.  In so doing, the Advisor has committed substantial financial and other resources to the management of the Fund utilizing a “manager of managers” structure.  The Trustees concluded that the Fund’s higher than average management fee and overall expenses are warranted in light of the Fund’s multi-strategy, “manager

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

of managers” structure, noting that the Fund is the only fund in its peer group to employ a “manager of managers” structure.

Based on the foregoing factors, the Trustees concluded that the Fund’s expenses and the fees to be paid to the Advisor by the Fund were fair and reasonable in light of the comparative expense and advisory fee information and the Advisor’s investment expertise.  The Trustees further concluded that the Advisor’s profits from sponsoring the Fund were limited given the fees paid to the Sub-Advisors, Armored Wolf, Dunham and DuPont but sufficient to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Advisor’s advisory fees with respect to the Fund and considered potential economies of scale (and if such economies of scale are realized, how they would be shared with the Fund’s shareholders).  The Trustees noted the Advisor’s commitment to share economies of scale as the Fund grows, and its intention to consider breakpoints in its fee schedule when the Advisor is no longer required to subsidize the Fund’s expenses through an expense cap.  The Trustees concluded that the potential economies of scale that the Fund might realize could be achievable under the present structure of the Advisor’s advisory fees and the Fund’s expenses.  The Trustees also reviewed all proposed expense waivers and reimbursements by the Advisor with respect to the Fund.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be realized by the Advisor from its association with the Fund. The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, facilitating the management of the portfolios of certain of the Advisor’s other clients or greater exposure to press coverage, appear to be reasonable, and in many cases may benefit the Fund.

6.	CONCLUSIONS WITH RESPECT TO THE ADVISORY AGREEMENT.

The Trustees considered all of the foregoing factors.  In considering the continuation of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement as being in the best interests of the Fund and its shareholders.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE SUB-ADVISORY AGREEMENTS

The Trustees reviewed each Sub-Advisory Agreement.  In addition to the materials described under “Discussion of Factors Considered Regarding The Agreement,” above, the Trustees reviewed: (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisors, including the experience and qualifications of the personnel

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

providing such services; (ii) the investment strategies and style of investing of the Sub-Advisors; (iii) the performance history of the Sub-Advisors with respect to assets allocated to them by the Advisor; (iv) each Sub-Advisor’s financial condition, history of operations and ownership structure; and (v) each Sub-Advisor’s brokerage and soft dollar practices.  In considering the Sub-Advisory Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Sub-Advisors to the Fund.  The Trustees noted that they had previously reviewed the investment management qualifications and experience of the Sub-Advisors, and had reviewed and considered additional information provided to them on a quarterly basis, including performance information relating to their management of a portion of the assets of the Fund.  The Trustees also noted that they had previously reviewed the structure of the compliance policies and procedures, including the codes of ethics, of the Sub-Advisors, and that any material compliance issues that had arisen with respect to the Fund since that time had been brought to their attention by the Fund’s chief compliance officer.  The Trustees concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE SUB-ADVISORS.

The Trustees discussed the Fund’s performance, including the performance relating specifically to the portion of the Fund’s assets allocated to each of the Sub-Advisors for the calendar year ended December 31, 2009, and since the inception of the Fund on March 5, 2008.  The Trustees noted the Fund had underperformed its benchmark for the one-year period but had outperformed its benchmark since inception.  The Trustees further noted that each Sub-Advisor had achieved positive returns for both the three-month period ended May 31, 2010, as well as since the inception of the Fund.  The Trustees concluded that the performance obtained by the Sub-Advisors for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Sub-Advisors’ continued management of the Fund’s portfolio.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISORS.

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisors were each paid by the Advisor out of its advisory fees and not by the Fund.  The Trustees also believed, based on information that the Advisor provided, that the Sub-Advisory Agreements had been negotiated at arm’s-length between the Advisor and each of the Sub-Advisors.  Nevertheless, the Trustees also reviewed information provided by the Sub-Advisors with respect to investment advisory fees charged by them to other clients.  The Advisor confirmed to the Trustees that the sub-advisory fees

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

to be paid to the Sub-Advisors were reasonable in light of the anticipated quality of the services to be performed by them.  Since all sub-advisory fees will be paid by the Advisor, the overall advisory fee paid by the Fund is not directly affected by the respective sub-advisory fees.  Consequently, the Trustees did not consider the costs of services provided by the Sub-Advisors or their profitability from their relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid under the Sub-Advisory Agreements were reasonable in light of the services to be provided thereunder.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

Since the sub-advisory fees are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Sub-Advisors from their association with the Fund.  The Trustees concluded that the benefits that the Sub-Advisors may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

6.	CONCLUSIONS WITH RESPECT TO THE SUB-ADVISORY AGREEMENTS.

The Trustees considered all of the foregoing factors.  In considering the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Advisor with respect to each of the Sub-Advisors.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Sub-Advisory Agreements as being in the best interests of the Fund and its shareholders.

DISCUSSION OF FACTORS CONSIDERED REGARDING THE ARMORED WOLF SUB ADVISORY AGREEMENT

At the meeting of the Trustees held April 20, 2010, the Trustees reviewed the Armored Wolf Sub-Advisory Agreement.  In advance of the April 20, 2010, meeting, the Trustees requested and received materials to assist them in considering the Armored Wolf Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Armored Wolf Sub-Advisory Agreement and comparative information relating to the sub-advisory fees that would be paid to Armored Wolf.  The materials also included due diligence materials relating to Armored Wolf (including a due diligence questionnaire completed by Armored Wolf, Armored Wolf’s Form ADV, select financial information of Armored Wolf, bibliographic information regarding Armored Wolf’s key management and investment advisory personnel, and a compilation of the key policies and procedures comprising Armored Wolf’s written compliance program) and other pertinent information.  The Trustees considered: (i) the

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

nature and quality of the investment advisory services to be provided by Armored Wolf, including the experience and qualifications of the personnel providing such services, including the portfolio manager, John Brynjolfsson; (ii) the investment strategies and style of investing of Armored Wolf; (iii) the performance history of Armored Wolf in managing separate accounts that use investment strategies similar to those that would be applied to the Fund; (iv) Armored Wolf’s financial condition, history of operations and ownership structure; and (v) Armored Wolf’s brokerage and soft dollar practices.  In considering the Armored Wolf Sub-Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY ARMORED WOLF.

The Trustees considered: (i) Armored Wolf’s organization; (ii) its favorable history, reputation, qualification and background, as well as the qualifications of its personnel; (iii) the expertise that Armored Wolf offers in providing portfolio management services to other similar portfolios and the performance history of those portfolios; (iv) its proposed investment strategy for the Fund; and (v) its compliance program.  The Trustees specifically took into account Armored Wolf’s investment process, evaluating how Armored Wolf would complement the Fund’s existing sub-advisors.  The Trustees also discussed the acceptability of the terms of the Armored Wolf Sub-Advisory Agreement, noting the substantial similarity to the terms of the Fund’s other sub-advisory agreements.  The Trustees also discussed Armored Wolf’s back-office, compliance and operational capabilities.  Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Trustees concluded that Armored Wolf was in a position to provide a high quality of services to the Fund.

2.	INVESTMENT PERFORMANCE OF ARMORED WOLF.

The Trustees reviewed Armored Wolf’s performance history, including the performance history of other accounts previously managed by Armored Wolf’s portfolio manager, John Brynjolfsson.  In this regard, the Trustees accorded weight to Armored Wolf’s other similarly managed accounts, absolute and relative returns (versus the Fund’s benchmarks), and accounts previously managed by Mr. Brynjolfsson.  The Trustees concluded that, in light of the market conditions, Armored Wolf performed favorably.  After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from Armored Wolf’s management of a portion of the Fund’s portfolio.

3.	COSTS OF SERVICES PROVIDED.

With respect to Armored Wolf’s sub-advisory fees, the Trustees considered that Armored Wolf was to be paid by the Advisor out of its advisory fees and not by the Fund.  The Trustees also believed, based on information that the Advisor provided, that the Armored Wolf Sub-Advisory Agreement had been negotiated at arm’s-length between the Advisor and Armored Wolf.  The Advisor confirmed to the Trustees that the sub-advisory fees to be paid to Armored Wolf were reasonable in light of the anticipated quality of the services to be performed by Armored Wolf.  Since the sub-

ALTERNATIVE STRATEGIES MUTUAL FUND
Basis for Trustees’ Approval of Investment Advisory
and Sub-Advisory Agreements (continued)

advisory fees will be paid by the Advisor, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee.  Consequently, the Trustees did not consider the costs of services provided by Armored Wolf or its profitability from its relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Armored Wolf were reasonable in light of the services to be provided by Armored Wolf.

4.	ECONOMIES OF SCALE TO BE REALIZED.

The Trustees recognized that, because Armored Wolf’s fees would be paid by the Advisor and not the Fund, an analysis of economies of scale was more appropriate in the context of the Trustees consideration of the Advisory Agreement, which was considered separately at a meeting of the Trustees on August 10, 2010.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by Armored Wolf from its association with the Fund.  The Trustees concluded that the benefits that Armored Wolf may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

6.	CONCLUSIONS WITH RESPECT TO THE ARMORED WOLF SUB-ADVISORY AGREEMENT.

The Trustees considered all of the foregoing factors.  In considering the Armored Wolf Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Advisor with respect to Armored Wolf.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Armored Wolf Sub-Advisory Agreement as being in the best interests of the Fund and its shareholders.

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 27.09% of its ordinary income distribution for the year ended February 28, 2010 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2010, 24.39% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-506-7390.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–Present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

Number of Portfolios
		Term of	Principal	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards and Training		company with
			(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 67		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–Present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
(1997–2007); President,
CAO and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–Present).		company with
					ten portfolios);
					Trustee, USA
					MUTUALS (an
					open-end
					investment
					company with
					two portfolios).

ALTERNATIVE STRATEGIES MUTUAL FUND
Additional Information (continued)
(Unaudited)

		Term of	Principal	Number of Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–Present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–Present);
		2010 (AML	Attorney,
		Officer)	Investment
Management,
Quarles & Brady, LLP
(2007-2008);
Student, University
of Pennsylvania
(2004-2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 36		2008	Services, LLC
(2002–Present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

ALTERNATIVE STRATEGIES MUTUAL FUND

Investment Advisor	Ascentia Capital Partners, LLC
5470 Kietzke Lane, Suite 230
Reno, Nevada 89511

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed May 6, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ Joseph Neuberger__________________
Joseph Neuberger, President

Date     11/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph Neuberger_____________________
Joseph Neuberger, President

Date     11/4/10

By (Signature and Title)   /s/ John Buckel__________________________
John Buckel, Treasurer

Date    11/4/10